Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2011
Redeemable Non-controlling Interest in Subsidiaries

Changes in redeemable noncontrolling interests in fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Beginning Balance	¥24,057	¥25,396	¥28,095	$338
Contribution to subsidiary	0	0	10,219	122
Adjustment of Redeemable Noncontrolling Interests to Redemption Value	23	(139)	(73)	(0)
Transaction with noncontrolling interests	1,699	1,962	1,063	13
Comprehensive income (loss)
Net Income	698	2,476	2,959	35
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(261)	0	0	0
Net change of foreign currency translation adjustments	(820)	(1,600)	(2,353)	(28)
Total other comprehensive income (loss)	(1,081)	(1,600)	(2,353)	(28)
Comprehensive income (loss)	(383)	876	606	7
Cash dividends	0	0	(6,008)	(72)

Ending Balance	¥25,396	¥28,095	¥33,902	$408